ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of December 31,
	2014	2015

Billed receivable	$13,356	$3,117
Unbilled receivable	14,636	8,067

Accounts receivable, gross	27,992	11,184

Less: Allowance for doubtful accounts	(4,458)	(1,727)

Accounts receivable, net	$23,534	$9,457

Schedule of Allowance for Doubtful Accounts
	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2013	$362	1,049	-	22	$1,433
2014	$1,433	3,212	(7)	(180)	$4,458
2015	$4,458	(2,661)	-	(70)	$1,727